Schedule II - Valuation and Qualifying Account	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts Disclosure
SCHEDULE II

AGCO CORPORATION AND SUBSIDIARIES

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS
(In millions)

		Additions
Description	Balance at Beginning of Period	Acquired Businesses	Charged to Costs and Expenses	Deductions	Foreign Currency Translation	Balance at End of Period [1]
Year ended December 31, 2011
Allowances for sales incentive discounts	$98.7	$—	$222.4	$(217.6)	$—	$103.5
Year ended December 31, 2010
Allowances for sales incentive discounts	$97.5	$—	$204.8	$(203.6)	$—	$98.7
Year ended December 31, 2009
Allowances for sales incentive discounts	$125.1	$—	$199.1	$(226.7)	$—	$97.5

		Additions
Description	Balance at Beginning of Period	Acquired Businesses	Charged to Costs and Expenses	Deductions	Foreign Currency Translation	Balance at End of Period
Year ended December 31, 2011
Allowances for doubtful accounts	$29.3	$12.4	$4.3	$(7.0)	$(2.1)	$36.9
Year ended December 31, 2010
Allowances for doubtful accounts	$35.0	$0.6	$0.1	$(5.4)	$(1.0)	$29.3
Year ended December 31, 2009
Allowances for doubtful accounts	$28.1	$—	$7.1	$(6.7)	$6.5	$35.0

		Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Reversal of Accrual	Deductions	Foreign Currency Translation	Balance at End of Period
Year ended December 31, 2011
Accruals of severance, relocation and other integration costs	$2.2	$0.2	$(0.9)	$(1.4)	$0.2	$0.3
Year ended December 31, 2010
Accruals of severance, relocation and other integration costs	$8.2	$4.9	$(0.5)	$(9.9)	$(0.5)	$2.2
Year ended December 31, 2009
Accruals of severance, relocation and other integration costs	$—	$13.2	$—	$(5.0)	$—	$8.2

		Additions
Description	Balance at Beginning of Period	Acquired Businesses	Charged (Credited) to Costs and Expenses [2]	Deductions	Foreign Currency Translation	Balance at End of Period
Year ended December 31, 2011
Deferred tax valuation allowance	$262.5	$28.9	$(144.3)	$—	$(1.3)	$145.8
Year ended December 31, 2010
Deferred tax valuation allowance	$261.7	$0.6	$1.6	$—	$(1.4)	$262.5
Year ended December 31, 2009
Deferred tax valuation allowance	$294.4	$—	$(38.0)	$—	$5.3	$261.7
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(1)
As of December 31, 2011, approximately $91.1 million of this balance was recorded within “Accrued expenses” and approximately $12.4 million was recorded within “accounts receivable allowances” in the Company’s Consolidated Balance Sheets. As of December 31, 2010, approximately $87.4 million of this balance was recorded within “Accrued expenses” and approximately $11.3 million was recorded within “accounts receivable allowances” in the Company’s Consolidated Balance Sheets.

(2)	Amounts charged through other comprehensive income during the years ended December 31, 2011, 2010 and 2009 were $6.4 million, $0.9 million and $0.8 million, respectively.